Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 61.9%
Aerospace & Defense - 0.8%
Howmet Aerospace, Inc.	1,339	$ 68,477
RTX Corp.	5,566	489,418
Textron, Inc.	3,447	268,073

		825,968

Air Freight & Logistics - 0.8%
FedEx Corp.	788	212,721
United Parcel Service, Inc., Class B	3,224	603,307

		816,028

Automobile Components - 0.1%
Aptiv PLC (A)	1,401	153,395

Automobiles - 1.1%
Tesla, Inc. (A)	4,328	1,157,437

Banks - 2.3%
Bank of America Corp.	24,484	783,488
Citigroup, Inc.	5,182	246,974
Fifth Third Bancorp	5,939	172,825
Truist Financial Corp.	9,791	325,257
US Bancorp	9,229	366,207
Wells Fargo & Co.	13,393	618,221

		2,512,972

Beverages - 1.6%
Coca-Cola Co.	12,951	802,056
Constellation Brands, Inc., Class A	863	235,426
Monster Beverage Corp. (A)	2,267	130,330
PepsiCo, Inc.	2,985	559,568

		1,727,380

Biotechnology - 1.8%
AbbVie, Inc.	5,489	821,045
Biogen, Inc. (A)	706	190,754
BioMarin Pharmaceutical, Inc. (A)	537	47,218
Neurocrine Biosciences, Inc. (A)	374	38,107
Regeneron Pharmaceuticals, Inc. (A)	482	357,601
Sarepta Therapeutics, Inc. (A)	546	59,181
Vertex Pharmaceuticals, Inc. (A)	1,116	393,211

		1,907,117

Broadline Retail - 2.2%
Amazon.com, Inc. (A)	18,115	2,421,613

Building Products - 0.6%
Masco Corp.	2,710	164,443
Trane Technologies PLC	2,168	432,386

		596,829

Capital Markets - 1.6%
Charles Schwab Corp.	1,212	80,113
CME Group, Inc.	2,178	433,335
Intercontinental Exchange, Inc.	2,377	272,880
Morgan Stanley	3,612	330,715
Raymond James Financial, Inc.	1,925	211,885
S&P Global, Inc.	810	319,553
State Street Corp.	1,335	96,707

		1,745,188

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.3%
Air Products & Chemicals, Inc.	688	$ 210,067
Dow, Inc.	4,479	252,929
Eastman Chemical Co.	2,017	172,615
Linde PLC	1,188	464,116
LyondellBasell Industries NV, Class A	1,327	131,187
PPG Industries, Inc.	1,281	184,336

		1,415,250

Commercial Services & Supplies - 0.1%
Cintas Corp.	277	139,065

Communications Equipment - 0.1%
Motorola Solutions, Inc.	451	129,270

Consumer Finance - 0.1%
American Express Co.	933	157,565

Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp.	1,230	689,624
Walmart, Inc.	1,922	307,251

		996,875

Distributors - 0.1%
LKQ Corp.	1,074	58,844

Diversified Telecommunication Services - 0.0% (B)
AT&T, Inc.	2,173	31,552

Electric Utilities - 0.8%
Constellation Energy Corp.	694	67,075
NextEra Energy, Inc.	7,513	550,703
PG&E Corp. (A)	16,283	286,744

		904,522

Electrical Equipment - 0.4%
Eaton Corp. PLC	2,185	448,624

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	2,209	74,973
Keysight Technologies, Inc. (A)	431	69,426

		144,399

Energy Equipment & Services - 0.1%
Baker Hughes Co.	3,072	109,947

Entertainment - 0.4%
Netflix, Inc. (A)	1,026	450,383

Financial Services - 2.7%
Berkshire Hathaway, Inc., Class B (A)	2,722	958,035
FleetCor Technologies, Inc. (A)	965	240,198
Mastercard, Inc., Class A	2,586	1,019,608
Visa, Inc., Class A	3,090	734,586

		2,952,427

Food Products - 0.3%
Mondelez International, Inc., Class A	4,167	308,900

Ground Transportation - 0.6%
CSX Corp.	4,157	138,511
Norfolk Southern Corp.	778	181,733
Uber Technologies, Inc. (A)	2,821	139,527
Union Pacific Corp.	981	227,612

		687,383

Transamerica Funds	Page 1

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	3,680	$ 409,694
Baxter International, Inc.	4,024	182,006
Boston Scientific Corp. (A)	5,494	284,864
Dexcom, Inc. (A)	676	84,203
Intuitive Surgical, Inc. (A)	887	287,743
Medtronic PLC	2,482	217,820
ResMed, Inc.	241	53,586
Stryker Corp.	562	159,276

		1,679,192

Health Care Providers & Services - 1.8%
Centene Corp. (A)	2,721	185,273
CVS Health Corp.	1,305	97,470
Elevance Health, Inc.	656	309,389
Humana, Inc.	357	163,088
McKesson Corp.	319	128,366
UnitedHealth Group, Inc.	2,124	1,075,530

		1,959,116

Health Care REITs - 0.2%
Ventas, Inc.	5,170	250,848

Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc. (A)	148	439,679
Chipotle Mexican Grill, Inc. (A)	212	416,003
Domino’s Pizza, Inc.	224	88,870
Expedia Group, Inc. (A)	1,796	220,064
Marriott International, Inc., Class A	1,141	230,265
Royal Caribbean Cruises Ltd. (A)	366	39,934
Yum! Brands, Inc.	1,791	246,567

		1,681,382

Household Durables - 0.2%
Lennar Corp., Class A	489	62,020
Toll Brothers, Inc.	1,057	84,909
Whirlpool Corp.	259	37,363

		184,292

Household Products - 0.7%
Church & Dwight Co., Inc.	1,533	146,662
Colgate-Palmolive Co.	1,909	145,580
Procter & Gamble Co.	2,910	454,833

		747,075

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	3,603	699,450

Industrial REITs - 0.4%
Prologis, Inc.	3,623	451,969

Insurance - 1.1%
Aflac, Inc.	1,951	141,135
Chubb Ltd.	162	33,115
Globe Life, Inc.	1,704	191,138
MetLife, Inc.	67	4,219
Progressive Corp.	3,897	490,944
Travelers Cos., Inc.	2,140	369,385

		1,229,936

Interactive Media & Services - 3.7%
Alphabet, Inc., Class A (A)	10,398	1,380,023
Alphabet, Inc., Class C (A)	8,644	1,150,603
Meta Platforms, Inc., Class A (A)	4,502	1,434,337

		3,964,963

	Shares	Value
COMMON STOCKS (continued)
IT Services - 0.7%
Accenture PLC, Class A	1,593	$ 503,945
Cognizant Technology Solutions Corp., Class A	3,764	248,537

		752,482

Life Sciences Tools & Services - 0.9%
Danaher Corp.	1,606	409,626
Thermo Fisher Scientific, Inc.	1,106	606,818

		1,016,444

Machinery - 1.2%
Deere & Co.	1,175	504,780
Dover Corp.	1,053	153,707
Otis Worldwide Corp.	2,978	270,879
Parker-Hannifin Corp.	932	382,129

		1,311,495

Media - 0.8%
Charter Communications, Inc., Class A (A)	827	335,092
Comcast Corp., Class A	11,059	500,530

		835,622

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	2,430	108,499
Nucor Corp.	639	109,966

		218,465

Multi-Utilities - 0.7%
Ameren Corp.	798	68,365
CenterPoint Energy, Inc.	5,183	155,956
CMS Energy Corp.	1,244	75,971
Dominion Energy, Inc.	2,164	115,882
Public Service Enterprise Group, Inc.	6,166	389,198

		805,372

Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp.	1,958	320,446
ConocoPhillips	5,509	648,520
Diamondback Energy, Inc.	2,501	368,447
EOG Resources, Inc.	3,656	484,530
Exxon Mobil Corp.	7,806	837,115
Marathon Oil Corp.	5,106	134,135

		2,793,193

Passenger Airlines - 0.2%
Delta Air Lines, Inc.	1,140	52,736
Southwest Airlines Co.	3,090	105,555

		158,291

Personal Care Products - 0.0% (B)
Kenvue, Inc. (A)	617	14,611

Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	9,009	560,270
Eli Lilly & Co.	1,303	592,279
Johnson & Johnson	4,746	795,097
Merck & Co., Inc.	2,984	318,243

		2,265,889

Professional Services - 0.2%
Booz Allen Hamilton Holding Corp.	514	62,235
Leidos Holdings, Inc.	1,504	140,669

		202,904

Transamerica Funds	Page 2

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Residential REITs - 0.4%
Equity LifeStyle Properties, Inc.	1,752	$ 124,707
Sun Communities, Inc.	1,116	145,415
UDR, Inc.	3,434	140,382

		410,504

Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc. (A)	4,906	561,247
Analog Devices, Inc.	2,978	594,200
Broadcom, Inc.	129	115,926
Lam Research Corp.	859	617,183
NVIDIA Corp.	4,328	2,022,431
NXP Semiconductors NV	2,773	618,324
Qorvo, Inc. (A)	1,206	132,684
Teradyne, Inc.	1,527	172,459
Texas Instruments, Inc.	3,909	703,620

		5,538,074

Software - 6.3%
Adobe, Inc. (A)	1,545	843,833
Cadence Design Systems, Inc. (A)	535	125,195
DocuSign, Inc. (A)	473	25,457
Intuit, Inc.	861	440,574
Microsoft Corp.	13,763	4,623,267
Oracle Corp.	2,524	295,888
Salesforce, Inc. (A)	1,096	246,611
ServiceNow, Inc. (A)	286	166,738

		6,767,563

Specialized REITs - 0.4%
Equinix, Inc.	233	188,712
SBA Communications Corp.	974	213,257

		401,969

Specialty Retail - 1.7%
AutoNation, Inc. (A)	748	120,413
AutoZone, Inc. (A)	140	347,441
Best Buy Co., Inc.	2,536	210,615
Burlington Stores, Inc. (A)	601	106,750
Lowe’s Cos., Inc.	3,042	712,649
O’Reilly Automotive, Inc. (A)	109	100,911
TJX Cos., Inc.	2,617	226,449

		1,825,228

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	26,020	5,111,629
Seagate Technology Holdings PLC	3,285	208,598

		5,320,227

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	2,774	306,222

Tobacco - 0.3%
Altria Group, Inc.	2,150	97,653
Philip Morris International, Inc.	1,925	191,961

		289,614

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	1,086	149,618

Total Common Stocks (Cost $40,835,307)		67,030,943

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month Term SOFR + 6.63%, 12.00% (C)	2,950	$ 85,521

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (C) (D)	320	7,520

Total Preferred Stocks (Cost $94,058)		93,041

	Principal	Value
ASSET-BACKED SECURITIES - 2.4%
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (E)	$ 38,483	34,645
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	13,365	13,034
BXG Receivables Note Trust
Series 2023-A, Class A,
5.77%, 11/15/2038 (E)	98,308	97,115
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month Term SOFR + 1.26%,
6.57% (C), 10/18/2030 (E)	342,482	341,129
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (E)	78,467	59,312
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (E)	213,626	169,773
JGWPT XXVI LLC
Series 2012-2A, Class A,
3.84%, 10/15/2059 (E)	103,795	90,897
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	109,209	93,436
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	4,147	4,082
MVW Owner Trust
Series 2023-1A, Class A,
4.93%, 10/20/2040 (E)	94,829	92,965
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (E)	330,000	329,085
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (E)	330,000	327,301
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month Term SOFR + 1.45%,
6.78% (C), 01/20/2031 (E)	194,355	193,938
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	19,411	18,725
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	42,518	40,755

Transamerica Funds	Page 3

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month Term SOFR + 1.36%,
6.69% (C), 07/20/2030 (E)	$ 197,087	$ 196,640
Sierra Timeshare Receivables Funding LLC
5.80%, 04/20/2040 (E)	100,000	100,432
Series 2021-1A, Class A,
0.99%, 11/20/2037 (E)	55,794	51,754
Series 2023-1A, Class A,
5.20%, 01/20/2040 (E)	83,047	81,628
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (E)	130,000	121,149
Veridian Auto Receivables Trust
Series 2023-1A, Class A2,
5.97%, 08/17/2026 (E)	100,000	99,725

Total Asset-Backed Securities (Cost $2,680,189)		2,557,520

CORPORATE DEBT SECURITIES - 13.4%
Aerospace & Defense - 0.3%
Boeing Co.
3.50%, 03/01/2039	91,000	68,979
5.15%, 05/01/2030	85,000	84,215
HEICO Corp.
5.35%, 08/01/2033 (D)	64,000	63,594
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	108,000	91,408

		308,196

Air Freight & Logistics - 0.1%
GXO Logistics, Inc.
2.65%, 07/15/2031	153,000	119,321

Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	54,000	46,191
BorgWarner, Inc.
3.38%, 03/15/2025	36,000	34,673

		80,864

Automobiles - 0.4%
BMW US Capital LLC
2.80%, 04/11/2026 (E)	65,000	61,472
Ford Motor Co.
4.35%, 12/08/2026 (D)	63,000	61,402
General Motors Co.
6.25%, 10/02/2043	15,000	14,724
General Motors Financial Co., Inc.
5.00%, 04/09/2027	70,000	68,728
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (E)	200,000	172,117

		378,443

Banks - 2.3%
Bank of America Corp.
Fixed until 04/24/2027, 3.71% (C), 04/24/2028	71,000	66,573
Fixed until 04/25/2033, 5.29% (C), 04/25/2034	232,000	229,900
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	203,000	208,337

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	$ 80,000	$ 81,146
Commerzbank AG
8.13%, 09/19/2023 (E)	255,000	254,694
Fifth Third Bancorp
Fixed until 07/27/2028, 6.34% (C), 07/27/2029	23,000	23,404
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (C), 02/24/2033 (D)	122,000	102,738
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	65,000	63,508
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (E)	200,000	212,661
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (C), 04/22/2027	106,000	95,409
Fixed until 02/01/2027, 3.78% (C), 02/01/2028	59,000	55,899
Fixed until 06/01/2033, 5.35% (C), 06/01/2034 (D)	85,000	85,518
Fixed until 09/14/2032, 5.72% (C), 09/14/2033	92,000	93,357
Northern Trust Corp.
6.13%, 11/02/2032	118,000	122,840
PNC Financial Services Group, Inc.
Fixed until 01/24/2033, 5.07% (C), 01/24/2034 (D)	85,000	82,055
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034 (D)	129,000	123,240
Fixed until 06/08/2033, 5.87% (C), 06/08/2034	43,000	43,342
UBS Group AG
Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (E)	262,000	273,345
US Bancorp
Fixed until 06/10/2033, 5.84% (C), 06/12/2034 (D)	113,000	114,496
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (C), 07/25/2034	114,000	114,478
Fixed until 06/15/2024 (F), 5.90% (C)	40,000	39,588

		2,486,528

Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	90,000	79,954
Constellation Brands, Inc.
3.15%, 08/01/2029	63,000	56,772
3.70%, 12/06/2026	16,000	15,311

		152,037

Biotechnology - 0.3%
AbbVie, Inc.
3.20%, 05/14/2026	47,000	44,760
4.05%, 11/21/2039	40,000	34,766
Amgen, Inc.
2.00%, 01/15/2032	40,000	31,638
5.60%, 03/02/2043	48,000	47,665

Transamerica Funds	Page 4

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
CSL Finance PLC
4.63%, 04/27/2042 (E)	$ 48,000	$ 43,972
Gilead Sciences, Inc.
4.15%, 03/01/2047	24,000	20,553
Royalty Pharma PLC
2.20%, 09/02/2030	77,000	61,944

		285,298

Building Products - 0.2%
Carlisle Cos., Inc.
2.20%, 03/01/2032	77,000	60,900
3.75%, 12/01/2027	72,000	67,998
Lowe’s Cos., Inc.
3.75%, 04/01/2032	80,000	72,489

		201,387

Capital Markets - 0.3%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (C), 05/19/2034	141,000	144,935
Morgan Stanley
Fixed until 04/21/2033, 5.25% (C), 04/21/2034	19,000	18,731
Fixed until 07/21/2033, 5.42% (C), 07/21/2034 (D)	57,000	56,930
Fixed until 10/18/2032, 6.34% (C), 10/18/2033	77,000	81,851

		302,447

Chemicals - 0.1%
FMC Corp.
5.65%, 05/18/2033	46,000	44,355
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (E)	74,000	58,911
Nutrien Ltd.
4.90%, 03/27/2028	50,000	49,132

		152,398

Commercial Services & Supplies - 0.7%
ADT Security Corp.
4.13%, 08/01/2029 (D ) (E)	79,000	68,533
Ashtead Capital, Inc.
4.25%, 11/01/2029 (E)	200,000	182,545
Element Fleet Management Corp.
6.27%, 06/26/2026 (E)	126,000	126,562
General Electric Co.
4.13%, 10/09/2042	48,000	39,296
4.50%, 03/11/2044	79,000	69,673
Quanta Services, Inc.
2.90%, 10/01/2030	56,000	47,584
Republic Services, Inc.
5.00%, 04/01/2034	66,000	65,494
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	160,000	124,117

		723,804

Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (E)	73,000	57,597
Sysco Corp.
3.30%, 07/15/2026	104,000	98,975

		156,572

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	$ 64,000	$ 57,152

Distributors - 0.0% (B)
LKQ Corp.
6.25%, 06/15/2033 (D) (E)	47,000	47,273

Diversified REITs - 0.6%
Broadstone Net Lease LLC
2.60%, 09/15/2031	96,000	69,606
SBA Tower Trust
1.63%, 05/15/2051 (E)	110,000	95,494
1.88%, 07/15/2050 (E)	56,000	50,420
2.84%, 01/15/2050 (E)	300,000	285,752
VICI Properties LP
4.95%, 02/15/2030	118,000	111,632

		612,904

Diversified Telecommunication Services - 0.2%
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	25,450
Verizon Communications, Inc.
1.68%, 10/30/2030	177,000	138,987
2.99%, 10/30/2056	105,000	64,543

		228,980

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	66,000	63,325
Black Hills Corp.
4.25%, 11/30/2023	71,000	70,559
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	34,000	33,500
CMS Energy Corp.
3.88%, 03/01/2024	17,000	16,801
4.88%, 03/01/2044	26,000	23,643
DTE Electric Co.
4.30%, 07/01/2044	101,000	86,431
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	108,000	83,875
Duke Energy Progress LLC
3.60%, 09/15/2047	64,000	48,604
Entergy Arkansas LLC
3.70%, 06/01/2024	48,000	47,158
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	20,000	20,056
Pacific Gas & Electric Co.
2.50%, 02/01/2031	69,000	54,463
PacifiCorp
3.60%, 04/01/2024	61,000	60,121
Public Service Electric & Gas Co.
3.00%, 05/15/2025	49,000	47,057

		655,593

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
2.95%, 02/15/2032	85,000	69,186
Keysight Technologies, Inc.
4.60%, 04/06/2027	63,000	62,069
Sensata Technologies, Inc.
4.38%, 02/15/2030 (E)	50,000	44,449
Trimble, Inc.
6.10%, 03/15/2033	70,000	71,045

		246,749

Transamerica Funds	Page 5

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	$ 90,000	$ 85,556
Schlumberger Investment SA
3.65%, 12/01/2023	26,000	25,817

		111,373

Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	150,000	143,957
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	49,000	44,013
5.50%, 12/15/2024 (E)	147,000	144,413
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (E)	121,000	113,702
5.50%, 01/15/2026 (E)	47,000	45,792

		491,877

Food Products - 0.3%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	94,000	79,418
Cargill, Inc.
5.13%, 10/11/2032 (E)	49,000	49,454
Viterra Finance BV
4.90%, 04/21/2027 (E)	200,000	193,436

		322,308

Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
2.75%, 09/23/2026 (E)	200,000	184,460
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	100,000	102,563

		287,023

Health Care Providers & Services - 0.5%
Centene Corp.
3.00%, 10/15/2030	80,000	66,821
3.38%, 02/15/2030	60,000	51,605
Cigna Group
2.40%, 03/15/2030	61,000	51,682
CVS Health Corp.
2.70%, 08/21/2040	50,000	34,642
5.25%, 01/30/2031	31,000	30,968
Elevance Health, Inc.
2.25%, 05/15/2030	61,000	51,077
5.13%, 02/15/2053	49,000	47,089
HCA, Inc.
4.13%, 06/15/2029	28,000	25,958
5.25%, 04/15/2025	16,000	15,859
5.50%, 06/15/2047	50,000	46,615
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	51,000	44,834
Molina Healthcare, Inc.
4.38%, 06/15/2028 (E)	16,000	14,672
UnitedHealth Group, Inc.
5.20%, 04/15/2063	74,000	72,782

		554,604

Health Care REITs - 0.1%
Physicians Realty LP
2.63%, 11/01/2031	94,000	73,231
Ventas Realty LP
3.25%, 10/15/2026	67,000	61,761

		134,992

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.1%
Hyatt Hotels Corp.
1.80%, 10/01/2024	$ 41,000	$ 39,263
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	114,000	94,824

		134,087

Insurance - 0.6%
Aon Corp./Aon Global Holdings PLC
5.00%, 09/12/2032	107,000	105,594
Equitable Holdings, Inc.
5.59%, 01/11/2033	127,000	125,506
Global Atlantic Finance Co.
7.95%, 06/15/2033 (E)	119,000	119,151
Ohio National Financial Services, Inc.
6.80%, 01/24/2030 (E)	224,000	208,208
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	94,000	80,314

		638,773

Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024 (D)	200,000	197,550
Meta Platforms, Inc.
4.80%, 05/15/2030	76,000	76,202
Tencent Holdings Ltd.
3.28%, 04/11/2024 (E)	97,000	95,360

		369,112

Internet & Catalog Retail - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	6,000	5,051
3.80%, 02/15/2028	65,000	61,066

		66,117

Machinery - 0.0% (B)
CNH Industrial Capital LLC
4.55%, 04/10/2028	42,000	40,733

Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	44,000	33,294
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (D) (E)	35,000	32,148
Comcast Corp.
2.94%, 11/01/2056	17,000	10,931
NBCUniversal Media LLC
4.45%, 01/15/2043	24,000	21,368
Paramount Global
4.20%, 05/19/2032 (D)	20,000	16,629

		114,370

Metals & Mining - 0.3%
Anglo American Capital PLC
4.50%, 03/15/2028 (E)	200,000	190,965
ArcelorMittal SA
6.55%, 11/29/2027	101,000	104,282
Glencore Funding LLC
2.63%, 09/23/2031 (E)	82,000	65,765

		361,012

Transamerica Funds	Page 6

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Office REITs - 0.1%
Corporate Office Properties LP
2.25%, 03/15/2026	$ 35,000	$ 31,152
Highwoods Realty LP
4.13%, 03/15/2028	47,000	42,190
Office Properties Income Trust
3.45%, 10/15/2031	19,000	9,996

		83,338

Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines LP
3.40%, 02/15/2031	46,000	39,751
Chevron USA, Inc.
3.25%, 10/15/2029	47,000	43,449
Energy Transfer LP
4.90%, 02/01/2024	41,000	40,696
5.15%, 03/15/2045	75,000	64,661
5.55%, 02/15/2028	43,000	43,170
5.95%, 10/01/2043	28,000	26,340
Enterprise Products Operating LLC
4.25%, 02/15/2048	104,000	87,196
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	52,000	51,523
Occidental Petroleum Corp.
5.55%, 03/15/2026	62,000	61,674
ONEOK, Inc.
6.10%, 11/15/2032	100,000	101,971
Ovintiv, Inc.
6.25%, 07/15/2033	67,000	67,609
Petroleos Mexicanos
6.84%, 01/23/2030	139,000	112,051
7.69%, 01/23/2050 (D)	17,000	11,803
Pioneer Natural Resources Co.
2.15%, 01/15/2031	90,000	73,639
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	52,000	45,912
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	41,000	38,980
Shell International Finance BV
2.50%, 09/12/2026	103,000	96,082
3.75%, 09/12/2046	30,000	24,287
Western Midstream Operating LP
6.15%, 04/01/2033	69,000	69,976
Williams Cos., Inc.
5.40%, 03/04/2044	28,000	25,685

		1,126,455

Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	44,039	39,614
United Airlines Pass-Through Trust
3.75%, 03/03/2028	51,092	47,994

		87,608

Personal Care Products - 0.1%
Kenvue, Inc.
5.00%, 03/22/2030 (E)	112,000	112,869

Pharmaceuticals - 0.2%
Merck & Co., Inc.
5.00%, 05/17/2053	87,000	87,194

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/2043	$ 75,000	$ 74,326
Viatris, Inc.
2.30%, 06/22/2027	76,000	66,750

		228,270

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	52,000	49,718
5.10%, 12/15/2027	79,000	78,340

		128,058

Residential REITs - 0.0% (B)
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	48,000	43,337

Retail REITs - 0.1%
Realty Income Corp.
4.90%, 07/15/2033	75,000	72,095
Simon Property Group LP
5.50%, 03/08/2033	69,000	68,882

		140,977

Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	115,000	108,083
Broadcom, Inc.
1.95%, 02/15/2028 (E)	31,000	26,768
Foundry JV Holdco LLC
5.88%, 01/25/2034 (E)	200,000	197,687
KLA Corp.
3.30%, 03/01/2050	80,000	59,188
Microchip Technology, Inc.
0.98%, 09/01/2024	70,000	66,438
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	39,000	25,887
3.40%, 05/01/2030	75,000	66,407
QUALCOMM, Inc.
3.25%, 05/20/2050 (D)	65,000	48,853
Skyworks Solutions, Inc.
1.80%, 06/01/2026	39,000	34,880
TSMC Global Ltd.
1.38%, 09/28/2030 (E)	200,000	156,581

		790,772

Software - 0.5%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (D)	15,000	12,950
Fiserv, Inc.
5.45%, 03/02/2028	71,000	71,699
Infor, Inc.
1.75%, 07/15/2025 (E)	68,000	62,395
Oracle Corp.
3.65%, 03/25/2041	57,000	43,642
6.90%, 11/09/2052	91,000	101,447
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (E)	78,000	34,889
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	114,000	110,106
Workday, Inc.
3.50%, 04/01/2027	73,000	69,311

		506,439

Transamerica Funds	Page 7

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialized REITs - 0.1%
Weyerhaeuser Co.
4.00%, 04/15/2030	$ 122,000	$ 112,387

Tobacco - 0.2%
BAT Capital Corp.
2.26%, 03/25/2028	128,000	110,586
Philip Morris International, Inc.
5.63%, 11/17/2029	77,000	78,712

		189,298

Wireless Telecommunication Services - 0.2%
Sprint LLC
7.88%, 09/15/2023	42,000	42,033
T-Mobile USA, Inc.
3.88%, 04/15/2030	135,000	124,035

		166,068

Total Corporate Debt Securities (Cost $15,753,600)		14,538,203

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Colombia - 0.2%
Colombia Government International Bonds
4.50%, 01/28/2026	200,000	192,261

Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	116,000	109,919

Total Foreign Government Obligations (Cost $317,008)		302,180

MORTGAGE-BACKED SECURITIES - 2.2%
Alternative Loan Trust
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	140,614	56,113
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	35,772	31,162
CIM Trust
Series 2021-R6, Class A1,
1.43% (C), 07/25/2061 (E)	161,354	137,289
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/11/2047	21,150	21,066
Series 2014-GC19, Class A4,
4.02%, 03/11/2047	65,000	64,413
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	146,207
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1,
3.00% (C), 09/25/2064 (E)	22,655	21,488
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (C), 08/10/2050	34,594	34,528
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	310,000	289,440
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (C), 01/25/2060 (E)	139,981	111,811
Series 2021-RPL6, Class A1,
2.00% (C), 10/25/2060 (E)	121,717	104,877

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (E)	$ 150,000	$ 142,884
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
3.67% (C), 03/18/2035	10,540	9,079
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month Term SOFR + 0.91%, 6.21% (C), 10/25/2034	10,502	10,191
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.34% (C), 08/25/2037	82,887	63,354
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month Term SOFR + 0.75%, 6.05% (C), 10/25/2028	5,376	5,036
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (C), 12/25/2052 (E)	24,704	22,650
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (C), 01/25/2054 (E)	12,154	11,325
Series 2014-2A, Class A3,
3.75% (C), 05/25/2054 (E)	31,188	28,735
Series 2014-3A, Class AFX3,
3.75% (C), 11/25/2054 (E)	22,920	20,933
Series 2016-3A, Class A1B,
3.25% (C), 09/25/2056 (E)	19,803	17,912
Series 2017-1A, Class A1,
4.00% (C), 02/25/2057 (E)	41,581	38,855
Series 2017-3A, Class A1,
4.00% (C), 04/25/2057 (E)	71,014	66,593
Series 2017-4A, Class A1,
4.00% (C), 05/25/2057 (E)	24,088	22,317
Series 2018-RPL1, Class A1,
3.50% (C), 12/25/2057 (E)	27,188	25,371
Series 2019-4A, Class A1B,
3.50% (C), 12/25/2058 (E)	91,385	83,810
Series 2019-5A, Class A1B,
3.50% (C), 08/25/2059 (E)	78,594	72,256
OBX Trust
Series 2023-NQM4, Class A1,
6.11% (C), 03/25/2063 (E)	96,343	95,850
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month Term SOFR + 0.81%, 6.06% (C), 01/19/2034	28,623	27,096
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (C), 10/25/2056 (E)	6,500	6,412
Series 2017-3, Class A1,
2.75% (C), 07/25/2057 (E)	8,594	8,355
Series 2017-6, Class A1,
2.75% (C), 10/25/2057 (E)	20,370	19,268
Series 2018-1, Class A1,
3.00% (C), 01/25/2058 (E)	31,617	30,296
Series 2018-3, Class A1,
3.75% (C), 05/25/2058 (E)	80,083	76,158
Series 2018-4, Class A1,
3.00% (C), 06/25/2058 (E)	123,450	112,640
Series 2020-4, Class A1,
1.75%, 10/25/2060 (E)	113,806	98,862
Series 2021-1, Class A1,
2.25% (C), 11/25/2061 (E)	142,919	127,483
Series 2023-1, Class A1,
3.75%, 01/25/2063 (E)	131,697	120,350

Total Mortgage-Backed Securities (Cost $2,682,678)		2,382,465

Transamerica Funds	Page 8

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.7%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.90%, 4.40% (C), 02/01/2041	$ 431	$ 422
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	245,000	197,726
2.89%, 06/25/2027	28,953	28,427
3.01%, 07/25/2025	188,000	180,223
3.06% (C), 08/25/2024	390,664	381,371
3.53% (C), 10/25/2023	88,567	88,085
Federal National Mortgage Association
3.33% (C), 10/25/2023	7,727	7,684
3.50%, 11/01/2028 - 01/01/2029	26,648	25,529
4.00%, 10/01/2025 - 07/01/2026	4,347	4,234
12-Month LIBOR + 1.75%, 4.25% (C), 03/01/2041	431	422
4.50%, 02/01/2025 - 08/01/2052	200,617	192,082
5.00%, 04/01/2039 - 04/01/2053	633,152	620,063
5.50%, 09/01/2036 - 03/01/2053	303,058	304,172
6.00%, 05/01/2038 - 04/01/2040	55,123	56,949
6.50%, 05/01/2040	15,032	15,625
Government National Mortgage Association, Interest Only STRIPS
Series 2012-120, Class IO,
0.64% (C), 02/16/2053	69,827	1,095
Tennessee Valley Authority
5.88%, 04/01/2036	79,000	88,549
Uniform Mortgage-Backed Security
TBA, 2.00%, 08/01/2038 - 08/01/2053 (G)	1,224,000	1,041,350
TBA, 2.50%, 08/01/2038 - 08/01/2053 (G)	2,346,000	2,001,670
TBA, 3.00%, 08/01/2038 - 08/01/2053 (G)	1,936,000	1,707,656
TBA, 3.50%, 08/01/2038 - 08/01/2053 (G)	1,486,000	1,357,071
TBA, 4.00%, 08/01/2053 (G)	773,000	721,577
TBA, 4.50%, 08/01/2053 (G)	746,000	714,237
TBA, 5.50%, 08/01/2053 (G)	826,000	820,456

Total U.S. Government Agency Obligations (Cost $10,697,756)		10,556,675

U.S. GOVERNMENT OBLIGATIONS - 9.3%
U.S. Treasury - 8.6%
U.S. Treasury Bonds
1.25%, 05/15/2050	348,000	189,239
1.88%, 02/15/2051 - 11/15/2051	580,000	370,885
2.00%, 02/15/2050	184,000	122,180
2.25%, 08/15/2046 - 02/15/2052	377,000	264,776
2.38%, 02/15/2042 - 05/15/2051	454,000	341,802
2.50%, 02/15/2045 - 05/15/2046	585,000	439,727
2.75%, 08/15/2042 - 11/15/2047	731,500	581,568
2.88%, 08/15/2045 - 05/15/2049	356,300	286,006
3.00%, 05/15/2042 - 08/15/2052	367,700	303,102
3.13%, 02/15/2042 - 05/15/2048	382,500	324,864
3.63%, 02/15/2044 - 05/15/2053	561,600	519,330
3.88%, 02/15/2043	107,000	102,085
4.00%, 11/15/2052	115,000	114,677
5.25%, 02/15/2029	115,000	120,754

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes
0.25%, 08/31/2025	$ 681,000	$ 619,497
0.63%, 05/15/2030 - 08/15/2030	472,000	375,082
0.88%, 06/30/2026	69,000	62,248
1.13%, 02/15/2031	596,000	487,137
1.25%, 11/30/2026	135,000	121,801
1.38%, 11/15/2031	351,000	286,984
1.50%, 08/15/2026 - 02/15/2030	234,300	206,511
1.63%, 02/15/2026 - 05/15/2031	651,900	566,576
1.88%, 02/15/2032	143,100	121,445
2.13%, 05/15/2025	43,000	40,889
2.25%, 11/15/2025 - 11/15/2027	180,300	167,066
2.50%, 05/31/2024	37,000	36,124
2.75%, 05/15/2025 - 08/15/2032	330,000	306,596
2.88%, 05/15/2028 - 05/15/2032	625,200	584,292
3.13%, 11/15/2028	69,500	66,030
3.38%, 05/15/2033	488,200	465,316
3.50%, 02/15/2033	93,000	89,571
3.63%, 05/31/2028	259,000	252,646
4.13%, 09/30/2027 - 11/15/2032	347,800	350,743

		9,287,549

U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	201,083	135,562
1.75%, 01/15/2028	104,523	103,478
2.50%, 01/15/2029	386,285	398,764
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	207,566	186,187

		823,991

Total U.S. Government Obligations (Cost $11,489,250)		10,111,540

COMMERCIAL PAPER - 7.2%
Banks - 3.4%
Australia & New Zealand Banking Group Ltd.
5.80% (H), 01/08/2024 (E)	400,000	390,254
Bedford Row Funding Corp.
5.78% (H), 01/09/2024 (E)	500,000	487,413
Lloyds Bank PLC
5.85% (H), 01/29/2024	450,000	436,987
Macquarie Bank Ltd.
5.37% (H), 09/01/2023 (E)	465,000	462,777
National Bank of Canada
5.10% (H), 08/01/2023 (E)	450,000	449,934
Nordea Bank Abp
5.24% (H), 09/01/2023 (E)	500,000	497,608
Svenska Handelsbanken AB
5.85% (H), 01/24/2024 (E)	500,000	486,206
Toronto-Dominion Bank
5.38% (H), 09/06/2023 (E)	500,000	497,282

		3,708,461

Financial Services - 3.1%
Anglesea Funding LLC
5.14% (H), 08/03/2023 (E)	475,000	474,789
CAFCO LLC
5.33% (H), 08/28/2023 (E)	450,000	448,118
Chariot Funding LLC
5.61% (H), 10/10/2023 (E)	450,000	445,160
Fairway Finance Co. LLC
5.46% (H), 11/10/2023 (E)	475,000	467,605

Transamerica Funds	Page 9

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Glencove Funding LLC
5.09% (H), 08/03/2023 (E)	$ 450,000	$ 449,800
Liberty Street Funding LLC
5.60% (H), 11/20/2023 (E)	250,000	245,694
LMA-Americas LLC
5.19% (H), 08/11/2023 (E)	500,000	499,177
Starbird Funding Corp.
5.86% (H), 02/01/2024 (E)	333,000	323,552

		3,353,895

Health Care Providers & Services - 0.4%
Columbia Funding Co. LLC
5.36% (H), 09/05/2023 (E)	450,000	447,579

Software - 0.3%
Manhattan Asset Funding Co. LLC
5.75% (H), 01/09/2024 (E)	300,000	292,370

Total Commercial Paper (Cost $7,804,784)		7,802,305

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.7%
U.S. Treasury Bills
4.79% (H), 09/07/2023	127,000	126,313
4.96% (H), 09/07/2023	112,000	111,394
5.29% (H), 09/07/2023	232,000	230,745
5.30% (H), 09/07/2023	37,000	36,800
5.40% (H), 10/19/2023	211,000	208,562

Total Short-Term U.S. Government Obligations (Cost $714,003)		713,814

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (H)	1,045,728	1,045,728

Total Other Investment Company (Cost $1,045,728)		1,045,728

Total Investments (Cost $94,114,361)		117,134,414
Net Other Assets (Liabilities) - (8.2)%		(8,837,495)

Net Assets - 100.0%		$ 108,296,919

Transamerica Funds	Page 10

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	1	09/15/2023	$219,865	$230,725	$10,860	$—

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$67,030,943	$—	$—	$67,030,943
Preferred Stocks	93,041	—	—	93,041
Asset-Backed Securities	—	2,557,520	—	2,557,520
Corporate Debt Securities	—	14,538,203	—	14,538,203
Foreign Government Obligations	—	302,180	—	302,180
Mortgage-Backed Securities	—	2,382,465	—	2,382,465
U.S. Government Agency Obligations	—	10,556,675	—	10,556,675
U.S. Government Obligations	—	10,111,540	—	10,111,540
Commercial Paper	—	7,802,305	—	7,802,305
Short-Term U.S. Government Obligations	—	713,814	—	713,814
Other Investment Company	1,045,728	—	—	1,045,728

Total Investments	$68,169,712	$48,964,702	$—	$117,134,414

Other Financial Instruments
Futures Contracts (J)	$10,860	$—	$—	$10,860

Total Other Financial Instruments	$10,860	$—	$—	$10,860

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Floating or variable rate securities. The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,024,036, collateralized by cash collateral of $1,045,728. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $16,145,809, representing 14.9% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at July 31, 2023.
(I)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 11

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Balanced II (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Page 12

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 13